SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS AND

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

I.          Evergreen Intermediate Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund (each, a “Fund;” and together, the “Funds”)

Effective November 1, 2009, Evergreen Intermediate Municipal Bond Fund is managed by Mathew M. Kiselak and Robert J. Miller; Evergreen Municipal Bond Fund is managed by Mathew M. Kiselak and Lyle J. Fitterer, CFA, CPA; and Evergreen Short-Intermediate Municipal Bond Fund is managed by Mathew M. Kiselak, James Randazzo and Lyle J. Fitterer, CFA, CPA. Accordingly, the section of the prospectuses for the Funds entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

Intermediate Municipal Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Mathew M. Kiselak/2007	Portfolio Manager	EIMC or predecessor 2000-Present	Director and Senior Portfolio Manager
Robert J. Miller/2009	Portfolio Manager	EIMC and an affiliate 2008-Present American Century Investments 1998-2008	Portfolio Manager Senior Portfolio Manager

Municipal Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Mathew M. Kiselak/2000	Portfolio Manager	EIMC or predecessor 2000-Present	Director and Senior Portfolio Manager
Lyle J. Fitterer, CFA, CPA /2009	Portfolio Manager	EIMC and an affiliate 2005-Present Strong Capital Management 2000-2005	Managing Director and Senior Portfolio Manager Portfolio Manager

Short-Intermediate Municipal Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Mathew M. Kiselak/2007	Portfolio Manager	EIMC or predecessor 2000-Present	Director and Senior Portfolio Manager
James Randazzo/2008	Portfolio Manager	EIMC or predecessor 2000-Present	Associate Director and Analyst
Lyle J. Fitterer, CFA, CPA /2009	Portfolio Manager	EIMC and an affiliate 2005-Present Strong Capital Management 2000-2005	Managing Director and Senior Portfolio Manager Portfolio Manager

II.        Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund (each, a “Fund;” and together, the “Funds”)

Effective November 1, 2009, Evergreen California Municpal Bond Fund is managed by Mathew M. Kiselak and Stephen Galiani, and Evergreen Pennsylvania Municipal Bond Fund is managed by Mathew M. Kiselak and Robert J. Miller. Accordingly, the section of the prospectus for the Funds entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

Callifornia Municipal Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Mathew M. Kiselak/2007	Portfolio Manager	EIMC or predecessor 2000-Present	Director and Senior Portfolio Manager
Stephen Galiani/2009	Portfolio Manager	EIMC and an affiliate 1997-Present	Portfolio Manager

Pennsylvania Municipal Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Mathew M. Kiselak/2008	Portfolio Manager	EIMC or predecessor 2000-Present	Director and Senior Portfolio Manager
Robert J. Miller/2009	Portfolio Manager	EIMC and an affiliate 2008-Present American Century Investments 1998-2008	Portfolio Manager Senior Portfolio Manager

III.       Evergreen North Carolina Municipal Bond Fund (the “Fund”)

Effective November 1, 2009, the Fund is managed by Mathew M. Kiselak and Robert J. Miller. Accordingly, the section of the prospectus for the Fund entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

North Carolina Municipal Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Mathew M. Kiselak/2008	Portfolio Manager	EIMC or predecessor 2000-Present	Director and Senior Portfolio Manager
Robert J. Miller/2009	Portfolio Manager	EIMC and an affiliate 2008-Present American Century Investments 1998-2008	Portfolio Manager Senior Portfolio Manager

October 29, 2009                                                                                                                                   585528 (10/09)